Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of June 30, 2024 and December 31, 2023 are summarized as follows:

Accounts Payable:	Jun 30, 2024	Dec 31, 2023
Accounting fee	$28,470	$25,597
Audit fee	81,750	750
Consulting fee	73,266	73,266
Machinery under construction	966	-
Rental expenses	63,992	63,992
Professional fees	148,123	176,767
Others	96,613	42,330
	$493,180	$382,702

Accrued liabilities:	Jun 30, 2024	Dec 31, 2023
Professional fees	$20,007	$-
Accounting fees	4,318	-
Audit fees	5,000	67,250
General and Administrative	2,879	-
	$32,204	$67,250

Accounts payable and accrued liabilities as of December 31, 2023 and December 31, 2022 are summarized as follows:

Accounts Payable:	December 31, 2023	December 31, 2022

Accounting fee	$25,597	$-
Audit fee	750	-
Consulting fee	73,266	-
Rental expenses	63,992	-
Professional fees	176,767	117,199
Others	42,330	-
	$382,702	$117,199

Accrued liabilities:	December 31, 2023	December 31, 2022
Audit fee	$67,250	$-